Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of income tax reconciliation [line items]
Income carrying amount before income tax	$ 360,014,620	$ 1,883,015,098	[1]	$ 401,071,593
Applicable income tax rate	35.00%	35.00%		35.00%
Income tax on income carrying amount	$ 126,005,117	$ 659,055,284		$ 140,375,058
Net permanent differences and other tax effects including the fiscal inflation adjustment	(92,481,729)	(44,262,691)		(15,803,005)
Total income tax	$ 33,523,388	$ 614,792,593	[1]	$ 124,572,053

[1]	See Note 3.